UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-6259
                                    ----------------------

                               Stratus Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Jon C. Gross
                               Stratus Fund, Inc.
                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362
                                                    ----------------------------

Date of fiscal year end:      06/30/2007
                           -------------------

Date of reporting period:     09/30/2006
                           -------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               September 30, 2006

                                GROWTH PORTFOLIO

                                                 Percent of
  Shares            Common Stock - 96.50%        Net Assets         Fair Value
  ------            ---------------------        ----------         ----------

             Aerospace/Defense                     1.39%
             -----------------
  22,000     Honeywell International, Inc.                           $899,800

              Air Delivery & Freight Services       1.85%
             -------------------------------
  11,000     FedEx Corp.                                            1,195,480

              Apparel & Accessories                 0.80%
             ---------------------
  15,000     Coach, Inc.*                                             516,000

             Auto/Truck/Parts                      0.28%
             ----------------
   6,000     CLARCOR, Inc.                                            182,940

             Biotechnology                         2.06%
             -------------
  14,000     Amgen, Inc.*                                           1,001,420
   4,000     Genentech, Inc.*                                         330,800
                                                                    ---------
                                                                    1,332,220
             Beverages - Non Alcoholic             2.72%
             -------------------------
  27,000     Pepsico, Inc.                                          1,762,020


             Chemicals                             1.92%
             ---------
  21,000     Praxair, Inc.                                          1,242,360


             Communications Equipment              2.38%
             ------------------------
  33,000     Cisco Systems, Inc.*                                     759,000
  21,000     Motorola, Inc.                                           525,000
   7,000     Qualcomm, Inc.                                           254,450
                                                                    ---------
                                                                    1,538,450

             Computers & Peripheral                2.94%
             ----------------------
  47,000     EMC Corp.*                                               563,060
  12,000     Hewlett-Packard Co.                                      440,280
  11,000     International Business Machines Corp.                    901,340
                                                                    ---------
                                                                    1,904,680

             Conglomerate                          2.16%
             ------------
   6,000     3M Co.                                                   446,520
  15,000     United Technologies Corp.                                950,250
                                                                    ---------
                                                                    1,396,770

             Consumer Goods                        2.63%
             --------------
  25,000     Newell Rubbermaid, Inc.                                  708,000
  16,000     Procter & Gamble Co.                                     991,680
                                                                    ---------
                                                                    1,699,680
             Diversified Operations                1.78%
             ----------------------
      12     Berkshire Hathaway, Inc.*                              1,149,600

             Drug Manufacturers                    0.90%
             ------------------
   9,000     Johnson & Johnson                                        584,460

             Electric Utilities                    0.93%
             ------------------
  20,000     Duke Energy Corp.                                        604,000

             Electrical Plant & Equipment          3.72%
             ----------------------------
  14,000     Emerson Electric Co.                                   1,174,040
  35,000     General Electric Co.                                   1,235,500
                                                                    ---------
                                                                    2,409,540

             Financial Services                   12.81%
             ------------------
  25,000     Citigroup, Inc.                                        1,241,750
   9,000     Franklin Resources, Inc.                                 951,750
   6,000     Goldman Sachs Group, Inc.                              1,015,020
  24,000     Marsh & McLennan Companies, Inc.                         675,600
  11,000     Merrill Lynch & Co., Inc.                                860,420
  11,000     Morgan Stanley                                           802,010
  24,000     SLM Corp.                                              1,247,520
  45,000     US Bancorp                                             1,494,900
                                                                    ---------
                                                                    8,288,970

                                                 Percent of
  Shares            Common Stock - 96.50%        Net Assets         Fair Value
  ------            ---------------------        ----------         ----------

             Food                                  1.60%
             ----
  31,000     Sysco Corporation                                     $1,036,950

             Gas Utilities                         1.52%
             -------------
  12,000     Questar Corp.                                            981,240

             Health Care Services                  1.12%
             --------------------
  12,000     MedcoHealth Solutions, Inc.*                             721,320

             Insurance - Healthcare                2.53%
             ----------------------
  14,000     Aetna, Inc.                                              553,700
  22,000     Unitedhealth Group, Inc.                               1,082,400
                                                                    ---------
                                                                    1,636,100
             Insurance - Property & Casualty       1.74%
             -------------------------------
  17,000     American International Group, Inc.                     1,126,420

             Leisure & Tourism                     0.44%
             -----------------
   6,000     Carnival Corp.                                           282,180

             Machine/Tools                         1.12%
             -------------
  11,000     Caterpillar, Inc.                                        723,800

             Machine & Engineering                 1.25%
             ---------------------
  18,000     Illinois Tool Works, Inc.                                808,200

             Manufacturing                         2.36%
             -------------
  16,000     Danaher Corp.                                          1,098,720
   9,000     Dover Corp.                                              426,960
                                                                    ---------
                                                                    1,525,680

             Medical Technology & Supplies         5.73%
             -----------------------------
   5,000     Baxter International, Inc.                               227,300
  28,000     Dentsply, Inc.                                           843,080
   6,000     Medtronic, Inc.                                          278,640
  24,000     Quest Diagnostics, Inc.                                1,467,840
  18,000     Stryker Corporation                                      892,620
                                                                    ---------
                                                                    3,709,480

             Metals - Steel                        1.22%
             --------------
  16,000     Nucor Corp.                                              791,840

             Metals/Mining                         1.69%
             -------------
   4,000     Freeport McMoran Copper & Gold, Inc.                     213,040
  24,000     Peabody Energy Corp.                                     882,720
                                                                    ---------
                                                                    1,095,760

             Multimedia                            0.76%
             ----------
  27,000     Time Warner, Inc.                                        492,210

             Oil                                   5.24%
             ----
   9,000     Anadarko Petroleum Corp.                                 394,470
   5,000     Apache Corporation                                       316,000
  16,000     ConocoPhillips                                           952,480
  10,000     Exxon Mobil Corp.                                        671,000
  15,000     Halliburton Co.                                          426,750
  13,000     Occidental Petroleum Corp.                               625,430
                                                                    ---------
                                                                    3,386,130

             Paper/Packaging                       1.30%
             ---------------
  14,000     Avery Denison Corp.                                      842,380


             Pharmaceuticals                       3.14%
             ---------------
  26,000     Abbott Laboratories                                    1,262,560
  10,000     Omnicare, Inc.                                           430,900
  12,000     Pfizer, Inc.                                             340,320
                                                                    ---------
                                                                    2,033,780

             Restaurants                           0.79%
             -----------
  15,000     Starbucks Corp. *                                        510,750

                                                 Percent of
  Shares            Common Stock - 96.50%        Net Assets         Fair Value
  ------            ---------------------        ----------         ----------

             Retailers - Apparel                   1.27%
             -------------------
  12,000     J C Penney Corporation, Inc.                            $820,680

             Retailers - Other                     8.60%
             -----------------
   8,000     Autozone, Inc.*                                          826,400
  22,000     Best Buy Company, Inc.                                 1,178,320
  48,000     CVS Corp.                                              1,541,760
  15,000     Lowe's Companies, Inc.                                   420,900
  40,000     Staples, Inc.                                            973,200
  14,000     Walgreen Co.                                             621,460
                                                                    ---------
                                                                    5,562,040

             Schools                               0.53%
             -------
   7,000     Apollo Group, Inc.*                                      344,680

             Semiconductors                        3.90%
             --------------
  29,000     Flextronics International Ltd.*                          366,560
  14,000     Linear Technology Corp.                                  435,680
  26,000     QLogic Corp.*                                            491,400
  25,000     Texas Instruments, Inc.                                  831,250
  18,000     Xilinx, Inc.                                             395,100
                                                                      -------
                                                                    2,519,990
             Software                              2.23%
             --------
  30,000     Microsoft Corp.                                          819,900
  35,000     Oracle Corp. *                                           620,900
                                                                    ---------
                                                                    1,440,800

             Tools                                 1.47%
             -----
  12,000     Black & Decker Corp.                                     952,200

             Transportation - Airlines             0.72%
             -------------------------
  28,000     Southwest Airlines, Inc.                                 466,480

             Transportation - Road & Rail          1.90%
             ----------------------------
  14,000     Union Pacific Corp.                                    1,232,000

             Web Portals/ISP                       1.06%
             ---------------
  12,000     Citrix Systems, Inc. *                                   434,520
  10,000     Yahoo!, Inc. *                                           252,800
                                                                      -------
                                                                      687,320

  Principal
  Amount     U.S. Government Securities - 1.53%
  ------     ----------------------------------
1,000,000    U.S. Treasury Bill due 11/24/06       1.53%              992,815


  Shares          Other Securities - 1.98%
  ------          ------------------------
1,278,761    Federated U.S. Treasury Cash Reserves 1.98%            1,278,761
                                                                    ---------



             Total investments in securities
                   (costs $53,509,266)           100.01%          $64,708,956
             Cash                                  0.01%                6,257
             Other assets, less liabilities        (.02%)             (14,629)
                                                 --------         ------------
             NET ASSETS                          100.00%          $64,700,584
                                                 ========         ============

*Indicates nonincome-producing security

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               September 30, 2006

                         GOVERNMENT SECURITIES PORTFOLIO

 Principal                                                  Percent of   Fair
  Amount                                                    Net Assets   Value
  ------                                                    ----------   -----

             Government Agency Bonds                          35.30%
             -----------------------
$2,000,000   Farmer Mac 5.00% due 7/15/11                             $2,041,460
 2,000,000   Federal Home Loan Bank  3.625%  due 11/14/08              1,945,628
 1,000,000   Federal Home Loan Bank 4.50% due 9/26/08                    990,658
 1,000,000   Federal Home Loan Bank 5.375% due 6/14/13                 1,023,449
 3,000,000   Federal Home Loan Bank 4.875% due 5/15/07                 2,992,602
 2,000,000   Federal Home Loan Bank  4.50%  due 8/14/09                1,975,854
 1,000,000   Federal Home Loan Mtg.  2.85%  due 2/23/07                  990,537
 1,000,000   Federal Home Loan Mtg.  5.25%  due 4/18/16                1,020,547
 2,950,000   Federal Home Loan Mtg.  5.00%  due 9/17/07                2,945,787
 1,000,000   Federal Home Loan Mtg.  5.81% due 4/04/08                 1,011,612
                                                                      ----------
                                                                      16,938,134

             Mortgage Backed Securities                       28.42%
             --------------------------
   319,494   Federal Home Loan Mtg. Pool 6.00%  due 3/01/17              324,201
   559,763   Federal Home Loan Mtg. Pool 5.50%  due 11/01/16             561,477
   473,843   Federal Home Loan Mtg. Pool 5.50%  due 9/01/17              474,914
 1,167,944   Federal Home Loan Mtg. Pool 5.00%  due 2/01/18            1,151,575
 4,187,708   Federal Home Loan Mtg. Pool 4.00%  due 5/01/19            3,959,059
   517,652   Federal Home Loan Mtg. Pool 5.00%  due 10/01/12             514,584
    81,359   Federal National Mtg. Assn. Pool 5.50%  due 3/01/17          81,565
   287,969   Federal National Mtg. Assn. Pool 6.00%  due 6/01/16         292,478
   786,749   Federal National Mtg. Assn. Pool 4.50%  due 5/15/15         765,745
   310,317   Federal National Mtg. Assn. Pool 6.00%  due 12/01/16        315,269
   696,847   Government National Mtg. Assn. Pool 4.00%  due 8/20/32      698,291
 1,697,921   Government National Mtg. Assn. Pool 5.00%  due 11/15/33   1,653,395
   718,329   Government National Mtg. Assn. Pool 3.50% due 8/20/34       692,777
 2,214,784   Government National Mtg. Assn. Pool 4.50% due 5/15/18     2,150,458
                                                                      ----------
                                                                      13,635,788

      Treasury Notes/Bonds/Inflation Protected Securities     18.90%
             --------------------------------------------
 1,000,000   US Treasury Note  3.125%  due 10/15/08                      970,000
 3,000,000   US Treasury Note  3.375%  due 9/15/09                     2,898,516
 1,000,000   US Treasury Note  2.50%  due 10/31/06                       998,047
 2,000,000   US Treasury Note  5.125%  due 5/15/16                     2,074,688
 2,196,852   US Treasury Inflation Protected
                Security 1.875% due 7/15/15                            2,127,170
                                                                       ---------
                                                                       9,068,421

             Corporate Bonds                                  9.25%
             ---------------
 1,500,000   Caterpillar 4.50% due 6/15/09                             1,477,076
 1,000,000   Glaxosmithkline 2.375% due 4/16/07                          983,736
 1,000,000   Home Depot 5.20% due 3/01/11                              1,002,877
 1,000,000   National City Bank Bond 4.50% due 3/15/10                   976,574
                                                                         -------
                                                                       4,440,263

    Shares   Other Securities                                 7.51%
    ------   ----------------
 1,720,540   Federated U.S. Treasury Cash Reserves                     1,720,540
 1,885,000   JP Morgan U.S. Treasury Money Market                      1,885,000
                                                                       ---------
                                                                       3,605,540


             Total investments in securities
               (cost $48,104,057)                            99.38%  $47,688,146
             Other assets, less liabilities                   0.62%      297,256
                                                            -------  -----------
             TOTAL NET ASSETS                               100.00%  $47,985,402
                                                            =======  ===========

ITEM 2 - CONTROLS AND PROCEDURES

        An evaluation was performed by the officers of Stratus Fund, Inc. (the "Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.


ITEM 3 - EXHIBITS

Certifications - Attached hereto

SIGNATURES



Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Stratus Fund, Inc.


By  /s/ Jon C. Gross
    -----------------------------
        Jon C. Gross, President

Date 11/16/2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Jon C. Gross
    ------------------------------------
        Jon C. Gross, President

Date 11/16/2006



By  /s/ Jeffrey S. Jewell
    ------------------------------------
        Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 11/16/2006